CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Statement
Formation and operating costs	$ 8,120,280
Loss from operations	(8,120,280)
Other income (expense):
Interest earned (expense) on marketable securities held in Trust Account	19,527
Change in fair value of warrants	1,576,196
Change in fair value of over-allotment option liability	296,905
Offering costs allocated to warrants liability	(299,523)
Gain on deferred underwriting fee	0
Net Income (loss)	$ (6,527,175)
Class A ordinary shares subject to possible redemption
Other income (expense):
Basic weighted average shares outstanding | shares	19,827,082
Diluted weighted average shares outstanding | shares	19,827,082
Basic net income (loss) per share | $ / shares	$ (0.22)
Diluted net income (loss) per share | $ / shares	$ (0.22)
Non-Redeemable Class A and Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding | shares	9,590,182
Diluted weighted average shares outstanding | shares	9,590,182
Basic net income (loss) per share | $ / shares	$ (0.22)
Diluted net income (loss) per share | $ / shares	$ (0.22)